Supplement Dated May 1, 2022
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln InReach VULONE2014	Lincoln Momentum VULONE
Lincoln Momentum VULONE 2005	Lincoln Momentum VULONE 2007
Lincoln VULdb-II Elite Series	Lincoln VULCV-III Elite Series
Lincoln VULdb Elite Series	Lincoln VULCV-II/Flex Elite Series

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVULONE 2007	Lincoln SVULONE
Lincoln Momentum SVULONE Lincoln Momentum SVULONE 2007	Lincoln SVUL-II Elite Series Lincoln SVUL-III Elite Series

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

AssetEdge VUL	AssetEdge Exec VUL
Lincoln Momentum VULONE 2005	Lincoln Momentum VULONE
Lincoln VULcv-III Elite Series	Lincoln VULcv-IV Elite Series
Lincoln VULdb-II Elite Series	Lincoln VULdb-IV Elite Series
Lincoln VULONE	Lincoln VULONE 2005
Lincoln VULONE 2007	Lincoln VULONE 2010
Lincoln VULdb Elite Series	Lincoln VULcv II Elite Series

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVULONE	Lincoln SVULONE 2007
Lincoln SVUL-II Elite Series	Lincoln SVUL Elite Series
Lincoln SVUL-III Elite Series	Lincoln SVUL-IV
Lincoln PreservationEdge SVUL

This Supplement outlines changes to the investment options under your Policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Effective June 3, 2022, the following fund will be available as a new investment option under your Policy.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP BlackRock Global Allocation Fund (Standard Class): High total investment return.

For complete details related to the funds, including the fees, investment strategies, and risks of the funds, please refer to the prospectus for the Underlying Fund found on www.lfg.com/VULprospectus.

Please retain this Supplement for future reference.